Bank Loans, Current and Non Current	12 Months Ended
Dec. 31, 2024
Bank Loans Current and Non Current [Abstract]
BANK LOANS, CURRENT AND NON CURRENT

9. BANK LOANS, CURRENT AND NON CURRENT

Bank loans represent the amounts due to various banks that are due within and over one year. As of December 31, 2024 and 2023, bank loans consisted of the following:

	December 31, 2024	December 31, 2023
Short-term bank loans:
Loan from Xiamen International Bank	$2,740	$2,113
Loan from China Citic Bank	2,740	-
Loan from Bank of Beijing	2,740	-
Loan from Huaxia Bank	1,370	-
Loan from China Merchants Bank	-	2,103
	$9,590	$4,216
Long-term bank loans:
Loan from China Construction Bank	$1,370	$1,408
	$1,370	$1,408

Short-term bank loans

For the year ended December 31, 2024, the Company entered into loan agreements with four banks, pursuant to the Company borrowed an aggregate of $12,507 from the banks with maturity dates due in August 2024 through June 2025. The loan bore per annum interest rates ranging between 3.10% and 5.50%. For the year ended December 31, 2024, the Company also repaid an aggregate of $6,949 to two banks.

For the year ended December 31, 2023, the Company entered into loan agreements with two banks, pursuant to the Company borrowed an aggregate of $4,660 from the banks with maturity dates due in February 2024 through May 2024. The loan bore per annum interest rates ranging between 4.50% and 6.00%. For the year ended December 31, 2023, the Company also repaid an aggregate of $4,802 to four banks.

For the year ended December 31, 2022, the Company entered into loan agreements with four banks, pursuant to the Company borrowed an aggregate of $6,096 from the banks with maturity dates due in February 2023 through May 2023. The loan bore per annum interest rates ranging between 3.65% and 6.00%. For the year ended December 31, 2022, the Company also repaid an aggregate of $6,244 to four banks.

Long-term bank loans

For the year ended December 31, 2023, the Company entered into loan agreements with one bank, pursuant to the Company borrowed a three-year bank borrowing of $1,412 from the banks with maturity date due in September 2026. The loan bore an interest rates of 3.95% per annum.

Guarantee information

As of December 31, 2024, the guarantee information for bank borrowings were as below:

The loans from Huaxia Bank Co., Ltd. West Railway Station Branch were guaranteed by Beijing Zhongguancun Technology Financing Guarantee Co., LTD, and Mr. Zhang Bing, the Chairman of the Company's board of directors.